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1933 Act Rule 497(e)

1933 Act File No. 333-169582

1940 Act File No. 811-22478

January 30, 2012

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	XBRL Exhibits

Bennett Group of Funds (“Registrant”)

File Nos. 333-169582 and 811-22478

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects risk/return summary information in the Prospectus dated May 13, 2011 (amended and restated as of November 22, 2011), as filed pursuant to Rule 497(e) under the 1933 Act on January 13, 2012 (Accession Number: 0001496688-12-000015), relating to the Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund and Bennett Aggressive Growth Fund, series of the Registrant.

Please direct questions or comments relating to this filing to me at the above referenced telephone number.

Very truly yours,

/s/ Alexander F. Smith
Alexander F. Smith, Esq.

cc:	Jonathan M. Kopcsik, Esq.